Academy Veteran Bond ETF

Schedule of Investments

April 30, 2026 (Unaudited)

ASSET BACKED SECURITY - 13.0%	Par	Value
Small Business Administration Pools(a)
Pool SBA 530428, 4.30% (Prime Rate + (2.45%)), 10/25/2033	$191,178	$191,984
Pool SBA 530439, 4.30% (Prime Rate + (2.45%)), 10/25/2033	554,332	556,682
Pool SBA 530455, 4.40% (Prime Rate + (2.35%)), 11/25/2033	928,061	934,224
Pool SBA 530472, 4.45% (Prime Rate + (2.30%)), 12/25/2033	225,493	227,196
Pool SBA 530560, 4.05% (Prime Rate + (2.70%)), 05/25/2034	372,701	372,526
Pool SBA 530574, 4.05% (Prime Rate + (2.70%)), 05/25/2034	330,159	330,002
Pool SBA 530588, 4.05% (Prime Rate + (2.70%)), 08/25/2034	587,308	587,025
Pool SBA 530592, 5.75% (Prime Rate + (1.00%)), 08/25/2034	185,188	191,314
Pool SBA 530612, 4.05% (Prime Rate + (2.70%)), 08/25/2034	354,645	354,474
Pool SBA 530631, 4.10% (Prime Rate + (2.65%)), 08/25/2034	132,966	133,040
Pool SBA 530653, 4.10% (Prime Rate + (2.65%)), 09/25/2034	56,917	56,949
Pool SBA 530692, 4.10% (Prime Rate + (2.65%)), 11/25/2034	343,076	343,249
Pool SBA 530776, 4.10% (Prime Rate + (2.65%)), 03/25/2035	525,521	525,796
Pool SBA 530809, 4.88% (Prime Rate + (1.88%)), 08/25/2035	223,612	228,256
Pool SBA 530810, 4.10% (Prime Rate + (2.65%)), 04/25/2035	362,931	363,121
Pool SBA 530832, 4.16% (Prime Rate + (2.59%)), 06/25/2050	684,675	686,133
Pool SBA 530851, 7.02% (Prime Rate + 0.27%), 07/25/2035	429,795	461,516
Pool SBA 530885, 4.20% (Prime Rate + (2.55%)), 07/25/2035	2,119,427	2,126,061
Pool SBA 530887, 5.75% (Prime Rate + (1.00%)), 07/25/2035	1,876,879	1,955,237
Pool SBA 530979, 4.15% (Prime Rate + (2.60%)), 11/25/2035	288,019	288,602
Pool SBA 531001, 5.75% (Prime Rate + (1.00%)), 04/25/2036	488,020	513,188
Pool SBA 531034, 4.25% (Prime Rate + (2.50%)), 07/25/2051	248,626	250,029
Pool SBA 531081, 4.15% (Prime Rate + (2.60%)), 04/25/2051	499,048	499,873
Pool SBA 531109, 4.08% (Prime Rate + (2.67%)), 04/25/2036	1,900,000	1,913,448

TOTAL ASSET BACKED SECURITY (Cost $14,043,298)		14,089,925

MORTGAGE-BACKED SECURITIES - 85.2%	Par	Value
Ginnie Mae I Pool
Pool GN 615400, 4.50%, 08/15/2033	275,927	275,729
Pool GN 666291, 2.50%, 12/15/2042	70,651	61,434
Pool GN 682229, 4.00%, 07/15/2049	487,212	459,796
Pool GN AD0997, 2.50%, 04/15/2043	36,533	31,794
Pool GN AD0998, 2.50%, 04/15/2043	90,687	78,922
Pool GN AD0999, 2.50%, 05/15/2043	8,468	7,369
Pool GN AI6890, 3.00%, 06/15/2045	291,153	263,209
Pool GN BR6606, 3.00%, 02/15/2050	9,430,314	8,406,863
Ginnie Mae II Pool
Pool G2 678014, 4.00%, 04/20/2048	68,913	64,185
Pool G2 784981, 3.50%, 04/20/2050	877,337	799,976
Pool G2 785510, 2.50%, 01/20/2051	1,802,814	1,519,525
Pool G2 786095, 3.00%, 04/20/2052	462,045	410,069

Pool G2 786134, 3.00%, 04/20/2052	3,144,885	2,791,108
Pool G2 786216, 3.50%, 06/20/2052	193,316	174,681
Pool G2 786463, 3.50%, 12/20/2052	1,947,008	1,753,000
Pool G2 786464, 2.50%, 12/20/2052	375,403	314,004
Pool G2 786552, 2.00%, 12/20/2052	416,648	337,641
Pool G2 786723, 3.50%, 11/20/2052	264,044	238,591
Pool G2 786724, 2.50%, 01/20/2053	817,593	683,871
Pool G2 786725, 3.00%, 11/20/2052	376,473	329,713
Pool G2 786784, 4.50%, 06/20/2053	629,702	609,368
Pool G2 786793, 2.00%, 12/20/2052	419,495	339,948
Pool G2 786842, 4.00%, 04/20/2053	738,599	690,376
Pool G2 787240, 5.00%, 01/20/2054	1,742,995	1,732,347
Pool G2 787975, 5.50%, 05/20/2055	170,104	170,785
Pool G2 788093, 5.50%, 07/20/2055	600,067	602,468
Pool G2 788100, 5.50%, 08/20/2055	1,257,209	1,262,238
Pool G2 788152, 5.00%, 09/20/2055	1,731,055	1,713,624
Pool G2 788440, 5.50%, 11/20/2055	2,096,090	2,104,475
Pool G2 AX3507, 3.00%, 12/20/2046	287,457	259,743
Pool G2 BK5879, 4.50%, 11/20/2048	165,506	162,074
Pool G2 BR8118, 3.00%, 11/20/2049	661,850	587,759
Pool G2 BS8626, 3.00%, 02/20/2050	750,833	666,781
Pool G2 BS8891, 3.50%, 02/20/2050	1,062,963	969,867
Pool G2 BS8912, 3.00%, 02/20/2050	487,800	433,193
Pool G2 BT1911, 3.50%, 12/20/2050	131,358	118,855
Pool G2 BU6116, 2.50%, 04/20/2050	58,754	50,151
Pool G2 BU6352, 3.50%, 06/20/2051	145,979	132,628
Pool G2 BV1199, 3.50%, 05/20/2050	133,040	120,377
Pool G2 BX2636, 2.50%, 10/20/2050	688,208	585,717
Pool G2 BY0769, 2.50%, 09/20/2050	779,095	667,247
Pool G2 BZ0238, 2.50%, 03/20/2051	1,813,863	1,539,275
Pool G2 CD4331, 2.00%, 04/20/2051	416,430	341,136
Pool G2 CK2586, 3.00%, 04/20/2052	1,315,061	1,167,126
Pool G2 CL5518, 3.00%, 03/20/2052	1,572,289	1,395,418
Pool G2 CL5523, 3.00%, 04/20/2052	998,685	874,644
Pool G2 CN0347, 3.00%, 09/20/2052	116,092	103,291
Pool G2 CN5150, 2.50%, 07/20/2052	895,868	760,262
Pool G2 CN6487, 3.00%, 06/20/2052	895,554	794,810
Pool G2 CN6885, 3.50%, 05/20/2052	80,288	72,269
Pool G2 CN8589, 4.00%, 08/20/2052	315,099	294,527
Pool G2 CO4367, 5.00%, 08/20/2052	71,091	70,737
Pool G2 CO5989, 3.00%, 02/20/2052	642,500	570,577
Pool G2 CO5999, 3.00%, 09/20/2052	653,993	580,783
Pool G2 CQ2299, 3.00%, 11/20/2052	219,086	194,028
Pool G2 CQ5485, 4.50%, 11/20/2052	290,684	281,297
Pool G2 CR2134, 3.50%, 09/20/2060	658,818	594,457
Pool G2 CT5959, 4.50%, 04/20/2053	751,608	723,985
Pool G2 CT6282, 4.50%, 02/20/2062	460,775	444,556
Pool G2 CT9943, 5.00%, 04/20/2053	1,042,077	1,035,711
Pool G2 CU0134, 4.50%, 05/20/2053	423,950	408,369

Pool G2 CU4415, 6.50%, 05/20/2053	136,057	142,365
Pool G2 CU5352, 5.50%, 08/20/2053	425,947	431,491
Pool G2 CV1066, 5.00%, 06/20/2053	600,386	596,719
Pool G2 CV6338, 5.50%, 07/20/2053	1,219,499	1,233,254
Pool G2 CV6387, 5.00%, 06/20/2053	671,167	667,067
Pool G2 CV6664, 5.50%, 06/20/2053	226,453	230,210
Pool G2 CV7142, 4.50%, 07/20/2050	1,102,409	1,062,765
Pool G2 CW6876, 7.00%, 08/20/2053	33,211	34,597
Pool G2 CY9047, 5.50%, 03/20/2054	999,798	1,013,772
Pool G2 DA2629, 5.00%, 03/20/2054	872,447	871,769
Pool G2 DG4649, 5.50%, 12/20/2054	298,097	300,379
Pool G2 DG4653, 4.00%, 12/20/2039	1,177,134	1,150,308
Pool G2 DH3437, 4.50%, 02/20/2040	898,465	893,740
Pool G2 DN7697, 4.88%, 02/20/2065	381,676	374,101
Pool G2 DN9680, 4.50%, 11/20/2055	1,447,580	1,386,760
Pool G2 DP3792, 5.00%, 01/20/2056	896,680	887,916
Pool G2 DR3077, 4.50%, 04/20/2056	1,870,530	1,791,834
Pool G2 MA2752, 2.50%, 04/20/2045	913,343	796,078
Pool G2 MA2824, 2.50%, 05/20/2045	609,532	531,273
Pool G2 MA5386, 3.00%, 08/20/2048	155,594	137,561
Pool G2 MA6209, 3.00%, 10/20/2049	1,071,753	941,361
Pool G2 MA6464, 3.00%, 02/20/2050	903,925	794,017
Pool G2 MA7191, 1.50%, 02/20/2051	303,641	238,676
Pool G2 MA7906, 2.00%, 03/20/2037	599,485	545,288
Pool G2 MA8040, 1.50%, 04/20/2052	533,411	410,613
Pool G2 MA8095, 1.50%, 12/20/2043	97,633	84,410
Pool G2 MA8173, 2.50%, 08/20/2037	161,943	153,033
Pool G2 MA8190, 3.00%, 08/20/2052	1,673,335	1,465,500
Pool G2 MA8239, 2.00%, 02/20/2037	411,748	377,865
Pool G2 MA8314, 2.00%, 01/20/2037	101,856	93,475
Pool G2 MA8417, 4.00%, 11/20/2052	1,780,393	1,641,580
Pool G2 MA8475, 2.00%, 12/20/2052	1,112,016	901,148
Pool G2 MA8710, 3.00%, 01/20/2052	1,126,815	986,860
Pool G2 MA8712, 4.00%, 03/20/2053	2,682,443	2,473,299
Pool G2 MA8782, 2.00%, 12/20/2051	730,619	592,074
Pool G2 MA8783, 2.50%, 03/20/2052	1,254,406	1,038,812
Pool G2 MA8860, 2.00%, 08/20/2052	774,535	627,663
Pool G2 MA8862, 3.00%, 01/20/2053	1,102,553	965,611
Pool G2 MA8941, 2.00%, 06/20/2053	1,345,400	1,108,647
Pool G2 MA9093, 5.00%, 08/20/2053	1,182,722	1,176,873
Pool G2 MA9153, 2.50%, 09/20/2053	798,384	661,166
Pool G2 MA9157, 4.50%, 09/20/2053	1,316,178	1,270,167
Pool G2 MA9223, 3.00%, 04/20/2052	2,803,424	2,455,228
Pool G2 MA9224, 3.50%, 10/20/2053	819,582	737,152
Pool G2 MA9287, 3.00%, 02/20/2052	834,247	730,630
Pool G2 MA9344, 3.00%, 09/20/2053	190,520	166,691
Pool G2 MA9481, 2.00%, 01/20/2054	2,555,756	2,103,755
Pool G2 MA9593, 6.00%, 04/20/2054	426,018	433,778
Pool G2 MA9650, 3.00%, 12/20/2051	1,395,154	1,215,556

Pool G2 MA9893, 5.50%, 09/20/2054	97,211	97,996
Pool G2 MB0455, 3.50%, 07/20/2040	326,888	313,896
Pool G2 MB0507, 4.50%, 07/20/2040	1,882,986	1,863,984
Pool G2 MB0585, 4.50%, 08/20/2040	862,199	854,644
Pool G2 MB0922, 3.50%, 02/20/2056	384,421	343,804
Pool G2 MB0973, 4.00%, 09/20/2041	553,814	540,702
Pool G2 MB1047, 4.00%, 07/20/2041	2,500,000	2,440,808

TOTAL MORTGAGE-BACKED SECURITIES (Cost $92,747,370)		92,609,480

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	1,325,542	1,325,542

TOTAL SHORT-TERM INVESTMENTS (Cost $1,325,542)		1,325,542

TOTAL INVESTMENTS - 99.4% (Cost $108,116,210)		$108,024,947
Other Assets in Excess of Liabilities - 0.6%		657,781
TOTAL NET ASSETS - 100.0%		$108,682,728

Percentages are stated as a percent of net assets.

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase of decrease correspondingly. The rate disclosed is as of April 30, 2026.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.